Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 9.5%
73,883		Activision Blizzard, Inc.	$ 7,063,954	1.0
6,781	(1)	Alphabet, Inc. - Class A	13,710,572	2.0
329,331		Comcast Corp. – Class A	17,362,330	2.5
294,374		Interpublic Group of Cos., Inc.	7,689,049	1.1
104,407	(1)	Walt Disney Co.	19,737,099	2.9
			65,563,004	9.5

		Consumer Discretionary: 8.7%
43,154		Darden Restaurants, Inc.	5,926,339	0.9
71,895		Expedia Group, Inc.	11,575,095	1.7
153,558	(1)	Gap, Inc.	3,831,272	0.5
100,654		Hasbro, Inc.	9,432,286	1.4
147,756		Las Vegas Sands Corp.	9,249,526	1.3
64,400		Nike, Inc. - Class B	8,679,832	1.3
117,699		Royal Caribbean Cruises Ltd.	10,977,786	1.6
			59,672,136	8.7

		Consumer Staples: 6.7%
231,084		Coca-Cola Co.	11,320,805	1.6
33,953		Constellation Brands, Inc.	7,270,695	1.1
188,783		Philip Morris International, Inc.	15,861,548	2.3
89,492		Walmart, Inc.	11,626,801	1.7
			46,079,849	6.7

		Energy: 6.0%
233,332		BP PLC ADR	5,695,634	0.8
83,378		Chevron Corp.	8,337,800	1.2
73,875		Cimarex Energy Co.	4,284,011	0.6
141,554		ConocoPhillips	7,362,224	1.1
83,186		Diamondback Energy, Inc.	5,763,126	0.9
123,350		Valero Energy Corp.	9,495,483	1.4
			40,938,278	6.0

		Financials: 20.1%
199,087		Apollo Global Management, Inc.	9,846,843	1.4
89,120		Assurant, Inc.	10,981,366	1.6
614,970		Bank of America Corp.	21,345,609	3.1
62,422		Chubb Ltd.	10,148,569	1.5
259,224		Citigroup, Inc.	17,077,677	2.5
65,102		Discover Financial Services	6,124,145	0.9
42,746		Goldman Sachs Group, Inc.	13,656,492	2.0
249,487		Hartford Financial Services Group, Inc.	12,646,496	1.8
301,538		Truist Financial Corp.	17,175,605	2.5
381,970		US Bancorp	19,098,500	2.8
			138,101,302	20.1

		Health Care: 12.5%
95,588	(1)	Alcon, Inc.	6,538,219	1.0
4,084	(1)	Biogen, Inc.	1,114,442	0.2
156,018		Bristol-Myers Squibb Co.	9,568,584	1.4
33,392		Cigna Corp.	7,008,981	1.0
36,099		Eli Lilly & Co.	7,396,324	1.1
105,793		Johnson & Johnson	16,763,959	2.4
143,630		Medtronic PLC	16,800,401	2.4
16,829		Thermo Fisher Scientific, Inc.	7,574,396	1.1
15,466		UnitedHealth Group, Inc.	5,138,115	0.7
49,771		Zimmer Biomet Holdings, Inc.	8,115,659	1.2
			86,019,080	12.5

		Industrials: 13.3%
256,573		Howmet Aerospace, Inc.	7,212,267	1.0
44,242		L3Harris Technologies, Inc.	8,048,062	1.2
46,952		Norfolk Southern Corp.	11,834,721	1.7
355,560		nVent Electric PLC	9,337,006	1.4
31,463		Old Dominion Freight Line	6,757,308	1.0
39,587		Parker Hannifin Corp.	11,359,886	1.7
214,251		Raytheon Technologies Corp.	15,423,929	2.2
87,029		Ryder System, Inc.	5,897,955	0.9
90,051		Timken Co.	7,055,496	1.0
28,233	(1)	United Rentals, Inc.	8,395,930	1.2
			91,322,560	13.3

		Information Technology: 8.5%
15,640		Broadcom, Inc.	7,348,767	1.1
134,701	(1)	Fiserv, Inc.	15,540,454	2.2
249,831		HP, Inc.	7,237,604	1.0
52,887		Microchip Technology, Inc.	8,072,143	1.2
70,159		Motorola Solutions, Inc.	12,311,501	1.8
45,193		NXP Semiconductor NV - NXPI - US	8,249,982	1.2
			58,760,451	8.5

		Materials: 4.8%
22,759		Air Products & Chemicals, Inc.	5,817,655	0.8
206,660		CF Industries Holdings, Inc.	9,357,565	1.4
88,644		Eastman Chemical Co.	9,685,243	1.4
62,623		Reliance Steel & Aluminum Co.	8,278,761	1.2
			33,139,224	4.8

		Real Estate: 4.2%
169,236		American Homes 4 Rent	5,270,009	0.8
60,866		ProLogis, Inc.	6,029,995	0.9
93,782		Ryman Hospitality Properties	7,248,411	1.0
125,366		Spirit Realty Capital, Inc.	5,393,245	0.8
124,256		UDR, Inc.	5,115,619	0.7
			29,057,279	4.2

		Utilities: 4.7%
62,051		Ameren Corp.	4,360,324	0.6
58,092		Entergy Corp.	5,042,966	0.7
196,798		Exelon Corp.	7,596,403	1.1

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
122,313	NextEra Energy, Inc.	$ 8,987,559	1.3
121,584	Public Service Enterprise Group, Inc.	6,544,867	1.0
		32,532,119	4.7

	Total Common Stock
	(Cost $538,342,482)	681,185,282	99.0

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
6,976,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $6,976,000)	6,976,000	1.0

	Total Short-Term Investments
	(Cost $6,976,000)	6,976,000	1.0

	Total Investments in Securities (Cost $545,318,482)	$ 688,161,282	100.0
	Liabilities in Excess of Other Assets	(2,181)	–
	Net Assets	$ 688,159,101	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$681,185,282	$–	$–	$681,185,282
Short-Term Investments	6,976,000	–	–	6,976,000
Total Investments, at fair value	$688,161,282	$–	$–	$688,161,282

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $573,752,834.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$148,460,213
Gross Unrealized Depreciation	(34,047,143)
Net Unrealized Appreciation	$114,413,070